Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	23 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000248559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bancreek International Large Cap ETF
C000247101
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bancreek U.S. Large Cap ETF
Without Sales Load [Member] | C000248559
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%	7.51%
Without Sales Load [Member] | C000247101
Average Annual Return [Line Items]
Average Annual Return, Percent	0.55%		15.51%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent	24.58%	15.86%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.00%		22.95%